Issued Capital and Reserves - At-the-market offering (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended
	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)
Issued Capital and Reserves
Cash received from issuance of shares | €					€ 235,840	€ 4,721
ATM Offering Program
Issued Capital and Reserves
Cash received from issuance of shares				$ 17,500
Shares issued | shares				1,748,218
Aggregate gross proceeds			$ 600,000
Remaining authorized for sale value							$ 497,500
Follow-on public offering, incl. Greenshoe
Issued Capital and Reserves
Cash received from issuance of shares		$ 219,832
Shares issued | shares	27,027,028	27,027,028		27,027,028
Price per shares issued in follow-on public offering | $ / shares		$ 9.25
Additional offering costs recognized as reduction to capital reserve | €	€ 14,580